Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stockholders' Equity
(8)	Stockholders’ Equity

(a)	Sale of Common Stock

On July 30, 2013, the Company sold 6,336,664 shares of common stock to certain accredited investors. Net proceeds to the Company from the sale totaled approximately $35.7 million, after deducting the direct and incremental expenses of the offering and the commissions in connection with the offering paid by the Company of $2.3 million.

(b)	Stock Option Plan

In January 2011, the board of directors adopted the 2011 Equity Incentive Plan (the “2011 Plan”) that provides for the granting of nonqualified and incentive stock options and restricted stock. The 2011 Plan assumed all of the obligations, which existed under the previous 2000 Stock Option Plan. Under the 2011 Plan, the Company has granted nonqualified and incentive stock options for the purchase of common stock to directors, employees and nonemployees providing services to the Company. The board of directors, on an option-by-option basis, determines the number of shares, exercise price, term, and vesting period. Options granted generally have a ten-year contractual life. An aggregate of 1,792,429 shares are authorized for issuance under the amended 2011 Plan, with 378,406 shares remaining available for grant as of September 30, 2013. A summary of stock option activity is as follows:

	Outstanding stock options
	Number of shares	Weighted average exercise price
Balance at December 31, 2012	946,281	$6.19
Options granted	285,527	3.38
Options exercised	(3,761)	2.81
Options forfeited	(8,610)	5.53
Options cancelled	(4,688)	4.85

Balance at September 30, 2013	1,214,749	3.13

Options exercisable at September 30, 2013	899,692	3.05

The following table summarizes information about stock options outstanding at September 30, 2013:

Options outstanding			Options exercisable
Number outstanding	Weighted average remaining contractual life (Years)	Weighted average exercise price	Number exerciseable	Weighted average remaining contractual life (Years)	Weighted average exercise price
1,214,749	7.66	$3.13	899,692	7.21	$3.05

(c)	Restricted Common Stock

In 2010, the Company issued 112,720 shares of restricted common stock to employees. Ten percent of the issued restricted common stock vested on December 31, 2011, The remaining ninety percent of the restricted shares were modified on January 31, 2013 to vest on the earlier of the first dosing in the pivotal clinical study for its lead drug candidate, or 50% on January 31, 2014 and 50% on January 31, 2015. The fair value of these shares when issued was $5.75 per share. The Company includes unvested restricted stock in outstanding shares for financial reporting purposes when the awards vest.

On June 28, 2013, the Company accelerated the vesting and repurchased a combined total of 8,625 shares of restricted common stock from six employees at a price of $6.16 per share. The acceleration of the vesting resulted in the recognition of $16,437 in stock-based compensation expense. The repurchased shares were retired during the reverse merger and charged against additional paid-in-capital (see note 2).

One September 16, 2013, the Company issued 12,000 shares of restricted common stock to an employee. These shares vest over time with one-third vesting on the one-year anniversary of award, with the balance vesting monthly on a pro-rata basis over the subsequent two years.

A summary of unvested restricted common stock activity is as follows:

Number of unvested restricted shares
Balance at December 31, 2012	99,869
Granted	12,000
Vested	(7,763)
Cancelled	(322)

Balance at September 30, 2013	103,784

(d)	Warrants

For charitable purposes, on December 23, 2003, the Company granted warrants to a local university for 20,467 shares of common stock at a price of $12.21 per share. These warrants expire on December 31, 2015. As of September 30, 2013, all warrants remain outstanding.

(e)	Share-Based Payments

The Company recognizes stock-based compensation expense for grants of stock option awards and restricted stock under the Company’s Incentive Plan to employees and nonemployee members of the Company’s board of directors based on the grant-date fair value of those awards. The grant-date fair value of an award is generally recognized as compensation expense over the award’s requisite service period. In addition, the Company has granted performance-based stock option awards and restricted stock grants which vest based upon the Company satisfying certain performance conditions. Potential compensation cost, measured on the grant date, related to these performance options will be recognized only if, and when, the Company estimates that these options will vest, which is based on whether the Company considers the options’ performance conditions to be probable of attainment. The Company’s estimates of the number of performance-based options that will vest will be revised, if necessary, in subsequent periods. In addition, the Company grants stock options to nonemployee consultants from time to time in exchange for services performed for the Company. Equity instruments granted to nonemployees are subject to periodic revaluation over their vesting terms.

On January 31, 2013, the Company modified 907,336 existing time-vested and performance stock options by lowering the exercise price to $2.81. Additionally, the Company modified the vesting terms for its unvested performance stock options and unvested restricted stock to vest on the earlier of the first dosing in the pivotal clinical study for its lead drug candidate, or 50% on January 31, 2014 and 50% on January 31, 2015. Compensation expense of $421,950 was recorded as a result of the modifications. During the three months ended September 30, 2013, the Company determined that it was probable that the performance milestone related to these unvested stock options and restricted stock awards would occur. As a result, the remaining compensation expense between the date the milestone became probable and the expected milestone date is being recognized ratably over that period.

Stock-based compensation cost that has been expensed in the statements of operations amounted to $160,281 and $36,896 for the three months ended September 30, 2013 and 2012 and $758,767 and $116,844 for the nine months ended September 30, 2013 and 2012, allocated as follows:

	Three months ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012
Research and development	$46,594	$10,726	$236,314	$36,070
General and administrative	113,687	26,170	522,453	80,774

	$160,281	$36,896	$758,767	$116,844

As of September 30, 2013, there was approximately $808,632 of total unrecognized compensation cost related to unvested share-based compensation arrangements granted under the Company’s Incentive Plan. The cost will be expensed pro-rata over the vesting period. The cumulative amount of compensation expense recognized at any point in time is at least equal to the portion of the award that is vested at that date. The Company issued 51,390 stock options and 12,000 restricted stock awards during the three months ended September 30, 2013. The weighted average fair value of stock options granted during the three and nine months ended September 30, 2013, was approximately $3.55 and $2.06, respectively.

(9)	Stockholders’ Equity

(a)	Stock Option Plan

In January 2011, the board of directors adopted the 2011 Equity Incentive Plan (the “2011 Plan”) that provides for the granting of nonqualified and incentive stock options and restricted stock. The 2011 Plan assumed all of the obligations, which existed under the previous 2000 Stock Option Plan. Under the 2011 Plan, the Company has granted nonqualified and incentive stock options for the purchase of Series B common stock to directors, employees and nonemployees providing services to the Company. The board of directors, on an option-by-option basis, determines the number of shares, exercise price, term, and vesting period. Options granted generally have a ten-year term and vest over a period of zero to five years. An aggregate of 1,668,434 shares are authorized for issuance under the amended 2011 Plan, with 539,106 shares remaining available for grant as of December 31, 2012.

A summary of stock option activity is as follows:

	Outstanding stock options
	Number of shares	Weighted average exercise price
Balance at December 31, 2011	950,785	6.19
Options granted	—
Options exercised	—
Options forfeited	(897)	6.04
Options cancelled	(3,607)	6.04

Balance at December 31, 2012	946,281	6.19

Options exerciseable at December 31, 2012	820,047	6.22

The following table summarizes information about stock options outstanding at December 31, 2012:

Options outstanding			Options exercisable
Number outstanding	Weighted average remaining contractual life (Years)	Weighted average exercise price	Number exerciseable	Weighted average remaining contractual life (Years)	Weighted average exercise price
946,281	7.86	$6.19	820,047	7.81	$6.22

(b)	Restricted Series B Common Stock

In 2010, the Company issued 112,720 shares of restricted common stock to employees. These shares vest on a performance basis based upon the attainment of certain milestones by the Company and are subject to forfeiture if vesting conditions are not met. The fair value of these shares when issued was $5.75 per share. As of December 31, 2012 and 2011, these restricted shares were 10% vested. The compensation expense for these awards was determined based upon the fair value of Series B common stock at the date of grant applied to the total number of shares that were anticipated to fully vest.

A summary of restricted stock activity is as follows:

Number of shares
Balance at December 31, 2010	112,720
Vested	(11,272)
Forfeited	—

Balance at December 31, 2011	101,448
Vested	—
Forfeited	(1,579)

Balance at December 31, 2012	99,869

(e)	Warrants

For charitable purposes, on December 23, 2003, the Company granted warrants to a local university for 20,467 shares of common stock at a price of $12.21 per share with an original expiration date of December 31, 2010. In January 2011, the Company extended the term to December 31, 2015 at the same price. The Company expensed $44,100 during 2011 related to the extension.